Cover	Aug. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Form 8-K/A to correct a typographical error in the stock symbol of Quantum Computing, Inc. from QCI to QUBT, a NASDAQ listed company.
Document Period End Date	Aug. 30, 2021
Entity File Number	1-03319
Entity Registrant Name	Quad M Solutions, Inc.
Entity Central Index Key	0000066600
Entity Tax Identification Number	82-0144710
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	Suite 151
Entity Address, Address Line Two	,
Entity Address, Address Line Three	Edgewater
Entity Address, City or Town	,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07020
City Area Code	(732)
Local Phone Number	423-5520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false